PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Schedule of provision changes

	Balance as of December 31, 2020	Effect of changes in foreign exchange rates	Additions	Provisions used	Provisions reversed	Balance as of December 31, 2021

Provision for disputes and litigation
Taxes on sales	184.1	-	198.5	(57.3)	(106.7)	218.6
Labor	129.9	(0.8)	163.1	(147.2)	(20.8)	124.2
Civil	86.8	(2.2)	273.9	(71.8)	(33.8)	252.9
Other taxes	156.7	2.0	14.6	(5.2)	(5.1)	163.0
Total provision for disputes and litigation	557.5	(1.0)	650.1	(281.5)	(166.4)	758.7

Restructuring	14.5	1.2	6.8	(5.1)	-	17.4

Total provisions	572.0	0.2	656.9	(286.6)	(166.4)	776.1

	Balance as of December 31, 2021	Effect of changes in foreign exchange rates	Additions	Provisions used	Provisions reversed	Balance as of December 31, 2022

Provision for disputes and litigation
Taxes on sales	218.6	-	157.6	(85.8)	(43.3)	247.1
Labor	124.2	(4.6)	194.2	(162.0)	(19.7)	132.1
Civil	252.9	(17.5)	312.7	(196.6)	(15.6)	335.9
Other taxes	163.0	(8.1)	60.1	(7.2)	(15.0)	192.8
Total provision for disputes and litigation	758.7	(30.2)	724.6	(451.6)	(93.6)	907.9

Restructuring	17.4	(2.0)	-	(3.6)	-	11.8

Total provisions	776.1	(32.2)	724.6	(455.2)	(93.6)	919.7

Schedule of expected settlement

	2022		2021
	Non-current	Current	Non-current	Current
Provision for disputes and litigation
Taxes on sales	193.8	53.3	163.2	55.4
Labor	104.9	27.2	96.2	28.0
Civil	263.0	72.9	194.1	58.8
Other taxes	170.1	22.7	142.1	20.9
Total provision for disputes and litigation	731.8	176.1	595.6	163.1

Restructuring	7.2	4.6	8.2	9.2

Total provisions	739.0	180.7	603.8	172.3